Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity
Schedule of ordinary shares

Composition of share capital:

	December 31, 2020		December 31, 2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.04 par value each	25,000,000	22,250,534	25,000,000	22,236,368

Schedule of issued and outstanding share capital

Issued and outstanding capital:

	Number of shares	NIS par value
Balance at January 1, 2020	22,236,368	233,167
Exercise of share options	14,166	164

Balance at December 31, 2020	22,250,534	233,331

Balance at December 31, 2019	22,236,368	233,167